ACCOUNTS AND OTHER RECEIVABLES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Accounts Receivable [Line Items]
IVA receivable	$ 35,884	$ 18,216
IVA receivables current	12,564	8,062
IVA receivables noncurrent	23,320	10,154
Loan receivable in cash	5,000
Loan receivable initial payment	250
Loan receivable instalment payments	500
Loan receivable other amount	750
Loan receivable estimated the fair value	5,000
Loan receivable yet to be received	3,882
Loans and receivables	3,324
Current loans and receivables	1,450	1,000
Non-current loans and receivables	1,874	2,729
Guanacevi [Member]
Disclosure Of Accounts Receivable [Line Items]
IVA receivables current	11,122	$ 6,402
IVA receivables noncurrent	1,728
Terronera [Member]
Disclosure Of Accounts Receivable [Line Items]
IVA receivables noncurrent	$ 21,592